Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	March 31, 2023	September 30, 2022
Accounts receivable	$227,677	$349,703
Less: allowance for doubtful accounts	(29,903)	(92,086)
Accounts receivable, net	$197,774	$257,617

Schedule of Allowance for Doubtful Accounts Movement	Allowance for doubtful accounts movement:
	March 31, 2023	September 30, 2022
Beginning balance	$92,086	$-
(Recovery) provision	(50,561)	123,343
Written off	(13,901)	(23,384)
Foreign exchange translation effect	2,279	(7,873)
Ending balance	$29,903	$92,086